Intangible Assets (Details) - Schedule of finite life intangible assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	$ 76,841	$ 91,236
Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	470,518	481,923
Cost at ending of year	471,432	470,518
Additions	2,845	24
Disposals/retirements	(411)	(4,183)
Impact of foreign exchange	(1,520)	(7,246)
Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(379,282)	(368,875)
Accumulated amortization and impairment at ending of year	(394,591)	(379,282)
Amortization	(16,141)	(17,195)
Disposals/retirements	411	4,183
Impact of foreign exchange	421	2,605
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	9,093	14,683
Revenue Backlog [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	223,664	223,664
Cost at ending of year	223,664	223,664
Additions
Disposals/retirements
Impact of foreign exchange
Revenue Backlog [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(208,981)	(202,783)
Accumulated amortization and impairment at ending of year	(214,571)	(208,981)
Amortization	(5,590)	(6,198)
Disposals/retirements
Impact of foreign exchange
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	46,754	53,654
Customer Relationships [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	194,545	198,476
Cost at ending of year	194,526	194,545
Additions
Disposals/retirements		(3,943)
Impact of foreign exchange	(19)	12
Customer Relationships [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(140,891)	(137,917)
Accumulated amortization and impairment at ending of year	(147,772)	(140,891)
Amortization	(6,894)	(6,847)
Disposals/retirements		3,943
Impact of foreign exchange	13	(70)
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	4,228	5,073
Customer Contracts [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	12,618	12,858
Cost at ending of year	12,618	12,618
Additions
Disposals/retirements		(240)
Impact of foreign exchange
Customer Contracts [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(7,545)	(6,951)
Accumulated amortization and impairment at ending of year	(8,390)	(7,545)
Amortization	(845)	(834)
Disposals/retirements		240
Impact of foreign exchange
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	1,618	2,696
Transponder Rights [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	16,718	16,718
Cost at ending of year	16,718	16,718
Additions
Disposals/retirements
Impact of foreign exchange
Transponder Rights [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(14,022)	(12,944)
Accumulated amortization and impairment at ending of year	(15,100)	(14,022)
Amortization	(1,078)	(1,078)
Disposals/retirements
Impact of foreign exchange
Concession Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	12,643	15,114
Concession Rights [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	22,914	30,148
Cost at ending of year	21,077	22,914
Additions	75	24
Disposals/retirements	(411)
Impact of foreign exchange	(1,501)	(7,258)
Concession Rights [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(7,800)	(8,240)
Accumulated amortization and impairment at ending of year	(8,434)	(7,800)
Amortization	(1,453)	(2,235)
Disposals/retirements	411
Impact of foreign exchange	408	2,675
Software [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	2,493
Software [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year
Cost at ending of year	2,770
Additions	2,770
Disposals/retirements
Impact of foreign exchange
Software [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year
Accumulated amortization and impairment at ending of year	(277)
Amortization	(277)
Disposals/retirements
Impact of foreign exchange
Others [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Net carrying values	12	16
Others [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	59	59
Cost at ending of year	59	59
Additions
Disposals/retirements
Impact of foreign exchange
Others [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(43)	(40)
Accumulated amortization and impairment at ending of year	(47)	(43)
Amortization	(4)	(3)
Disposals/retirements
Impact of foreign exchange